FINANCING ARRANGEMENTS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Debt Disclosure [Abstract]
FINANCING ARRANGEMENTS

5.	FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	November 30, 2021	May 31, 2021

Revolving Credit Facility	$29,833,248	$-
Promissory note (PPP)	-	358,236
Promissory notes (EIDL)	-	150,000
Notes payable	4,526,677	2,528,886
Convertible notes – net of discount of $1,656,792 and $1,607,283, respectively	2,204,366	2,441,551
	36,564,291	5,478,673
Less: current portion (1)	(33,751,587)	(2,285,367)
	$2,812,704	$3,193,306

(1)	As of November 30, 2021, a current portion of outstanding debt is represented by a revolving line of credit in the amount of $29,833,248 and of a current portion of the notes payable in the amount of $3,918,339.

Revolving Credit Facility

On June 1, 2021, the Company entered into a Revolving Purchase, Loan and Security Agreement (the “TBK Agreement”) with TBK BANK, SSB, a Texas State Savings Bank (“Purchaser”), for a facility under which Purchaser will, from time to time, buy approved receivables from the Seller. The TBK Agreement provides for Seller to have access to the lesser of (i) $30 million (“Maximum Facility”) and (ii) the Formula Amount (as defined in the TBK Agreement). Upon receipt of any advance, Seller agreed to sell and assign all of its rights in accounts receivables and all proceeds thereof. Seller granted to Purchaser a continuing ownership interest in the accounts purchased under the Agreement. Seller granted to Purchaser a continuing first priority security interest in all of Seller’s assets. The facility is for an initial term of twenty-four (24) months (the “Term”) and may be extended or renewed, unless terminated in accordance with the TBK Agreement. The TBK Agreement replaced the Company’s prior agreement with Corefund Capital, LLC (“Core”) entered into on May 29, 2020, pursuant to which Core agreed to purchase from the Company up to an aggregate of $25 million of accounts receivables (the “Core Facility”).

The Core Facility provided Core with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. As of June 1, 2021, the Core Facility has been terminated along with all security interests granted to Core and replaced with the TBK Agreement. This facility temporarily renewed on June 17, 2021, under the same terms and conditions as the original agreement and the credit line was set at $2.0 million and terminated again on August 31, 2021, after the Company repurchased all its factored accounts receivable.

On August 4, 2021, the parties to the TBK Agreement entered into a First Amendment Agreement to increase the credit facility from $30.0 million to $40.0 million during the Temporary Increase Period, the period commencing on August 4, 2021, through and including December 2, 2021, with all other terms of the original TBK Agreement remained unchanged.

On September 17, 2021, the parties to the TBK Agreement entered into a Second Amendment to the TBK Agreement primarily to increase the credit facility from $40.0 million to $47.5 million for the period commencing on August 4, 2021, through and including January 31, 2022.

Purchase Money Financing

On September 8, 2021 (the “Effective Date”), the Company entered into a Purchase Money Financing Agreement (the “Financing Agreement”) with Corefund Capital, LLC (“Corefund”) in order to enable the Company to finance additional cargo charter flights for the peak shipping season.

Pursuant to the Financing Agreement, the Company may, from time to time, request financing from Corefund to enable the Company to engage Company’s suppliers to provide chartered cargo flights for the Company’s clients. The Company may also request that Corefund tender payments directly to a supplier. Corefund requires payments from a buyer to be made to a Deposit Account Control Agreement account at an agreed upon bank where Corefund is the sole director and accessor to the account for the term of the relationship.

As collateral securing its obligations under the Financing Agreement, the Company granted Corefund a continuing security interest in all of the Company’s now owned and hereafter acquired Accounts Receivable (“Collateral”) subject to the security interest granted pursuant to that certain Revolving Purchase, Loan and Security Agreement, dated as of June 2, 2021. Immediately upon an Event of Default (as defined in the Financing Agreement), all outstanding obligations shall accrue interest at the rate of 0.1% (one-tenth of one percent) per day. If the Company substantially ceases operating as a going concern, and the proceeds of the Collateral created after the occurrence of an Event of Default (the “Default”) are in excess of the obligations at the time of Default, the Company shall pay to Corefund a liquidation success premium of 10 percent of the amount of such excess. The Financing Agreement contains ordinary and customary provisions for agreements and documents of this nature, such as representations, warranties, covenants, and indemnification obligations, as applicable.

Promissory Note (PPP)

On March 9, 2021, the Company was granted a loan in the aggregate amount of $358,236, pursuant to the second round of the Paycheck Protection Program (the “PPP”) under the CARES Act. The Loan, which was in the form of a note, matures on March 5, 2026, and bears interest at a rate of 1% per annum. The Loan is payable in equal monthly instalments after the Deferral Period which ends on the day of the Forgiveness Deadline. The Note may be prepaid by the Borrower at any time prior to maturity with no prepayment penalties. The funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, and utilities. The Company intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Loan was forgiven on August 9, 2021 and is included in gain on forgiveness of promissory notes on the condensed consolidated statements of operations.

Notes Payable

On May 29, 2020, the Company entered into a $1,825,000 note payable as part of the acquisition related to UL ATL. The loan bears a zero percent interest rate and has a maturity of three years, or May 29, 2023. The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020. As of November 30, 2021, and May 31, 2021, the outstanding balance due under the note was $912,500 and $1,825,000, respectively.

On May 29, 2020, the Company entered into a non-compete, non-solicitation and non-disclosure agreement with a former owner of UL ATL. The amount payable under the agreement is $500,000 over a three-year period. The agreement calls for twenty-four monthly non-interest-bearing payments of $20,833.33 with the first payment on June 29, 2020. As of November 30, 2021, and May 31, 2021, the outstanding balance due under the agreement was $125,006 and $500,000, respectively.

On March 19, 2021 the Company issued to an accredited investor a 10% promissory note in the principal aggregate amount of $1,000,000 (the “Trillium Note”) due and payable in 30 days. The Company received aggregate gross proceeds of $1,000,000. On April 7, 2021, the Company entered into an Amended and Restated Promissory Note (the “Amended and Restated Note”) superseding and replacing the Original Note. The Amended and Restated Note is in the principal aggregate amount of $1,000,000 and bears interest at a rate of a guaranteed 7.5% or $75,000 at maturity. The Amended and Restated Note matures on June 15, 2021. On September 23, 2021, the Company further amended the Amended and Restated Note pursuant to which the Company and Trillium agreed to extend the maturity date of the Amended and Restated Note to December 31, 2021. As of November 30, 2021, and May 31, 2021, the outstanding balance due under the agreement was $1,249,166 and $1,062,215, respectively.

On October 1, 2021, the Company entered into a Securities Purchase Agreement with Trillium Partners LP and Carpathia LLC (each a “Buyer”) pursuant to which the Company issued to each Buyer a Note in the aggregate principal amount of $1,000,000, respectively, for a total of $2,000,000 (collectively the “Notes”). The Notes mature on March 31, 2022 (the “Maturity Date”). Interest on this Notes shall initially accrue on the outstanding Principal Amount (as defined therein) at a rate equal to twelve (12) % per annum during the first 120 calendar days following the issuance date of this Note (“Issue Date”). Commencing 121 days following the Issue Date and continuing thereafter, absent an Event of Default, interest shall accrue on the outstanding Principal Amount at a rate equal to eighteen (18) % per annum. The Principal Amount and all accrued Interest shall become due and payable on the Maturity Date. Upon the occurrence of any Event of Default, including at any time following the Maturity Date, a default interest rate equal to twenty four percent (24%) per annum shall be in effect as to all unpaid principal then outstanding. The Company shall pay a minimum interest payment equal to twelve percent (12%) on the Principal Amount, or $120,000 (“Minimum Interest Payment”). The Company may prepay the Notes at any time in whole or in part by making a payment equal to (a) the Principal Amount owed under the Notes plus (b) the greater of: (i) all accrued and unpaid interest, or (ii) the Minimum Interest Payment. As of November 30, 2021, the outstanding balance on each of these notes was $1,120,000 and $0, respectively. As of November 30, 2021, the each of the notes included $120,000 of accrued interest.

Convertible Notes

Trillium SPA

On October 8, 2020, the Company entered into a Securities Purchase Agreement (the “Trillium SPA”) with Trillium Partners (“Trillium”) pursuant to which the Company sold to Trillium (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “Trillium Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “Trillium Warrant”). The Trillium Note was to mature on October 6, 2021 and is convertible at any time. The Company shall pay interest on a quarterly basis in arrears.

The Company initially determined the fair value of the warrant and the beneficial conversion feature of the note using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders’ Equity.

The note was amended on October 14, 2020, to adjust the conversion price to $0.00179638. Upon amendment, the Company accounted for the modification as debt extinguishment and recorded a loss in the statement of operations for the period ended November 30, 2020.

On June 1, 2021, this Note maturity was extended to October 6, 2022.

On August 19, 2021, Trillium entered into a Securities Exchange Agreement as discussed below.

During the six months ended November 30, 2021, a noteholder converted $131,759 of principal and interest of the convertible note into 73,346,191 shares of the Company’s common stock at a rate of $0.00179640 per share. As of November 30, 2021, and May 31, 2021, the outstanding balance on the Trillium Note was $1,030,000 and $1,104,500.

3a SPA

On October 14, 2020, the Company entered into a Securities Purchase Agreement (the “3a SPA”) with 3a Capital Establishment (“3a”) pursuant to which the Company sold to 3a (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “3a Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “3a Warrant”). The 3a Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time.

The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The warrant had a grant date fair value of $563,156 and the beneficial conversion feature was valued at $436,844.

On June 1, 2021, this Note maturity was extended to October 6, 2022. Upon this amendment the Company accounted for this modification as debt extinguishment and recorded a net gain of $383,819 in the condensed consolidated statements of operations for the period ended November 30, 2021.

On August 19, 2021, 3a entered into a Securities Exchange Agreement as discussed below (See Securities Exchange Agreement).

As of November 30, 2021 and May 31, 2021 the total unamortized debt discount related to the 3a SPA was $490,528 and $391,757, respectively. During the three and six months ended November 30, 2021, the Company recorded amortization of debt discount totaling $141,598 and $285,048, respectively.

During the three months ended November 30, 2021, the noteholder converted $41,317 in convertible notes into 23,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share. During the six months ended November 30, 2021, a noteholder converted $113,172 in convertible notes into 63,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share. As of November 30, 2021 and May 31, 2021, the outstanding principal balance on the 3a Note was $997,828 and $1,111,000, respectively.

Trillium and 3a January Convertible Notes

On January 28, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Trillium Partners LP (“Trillium”) and 3a Capital Establishment (“3a” together with Trillium, the “Investors”) pursuant to which the Company sold to each of the Investors (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $916,666 or $1,833,333 in the aggregate (each a “Note” and together the “Notes”) realizing gross proceeds of $1,666,666 (the “Proceeds”).

The Notes mature on January 28, 2022 (the “Maturity Date”) and are convertible at any time. The conversion price of the Note is $0.0032 (the “Conversion Price”). The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The beneficial conversion feature for both Notes was valued at $1,666,666.

On June 1, 2021, maturity of these Notes was extended to January 28, 2023. Upon this amendment the Company accounted for this modification as debt extinguishment and recorded a net gain of $247,586.

On August 19, 2021, investors entered into a Securities Exchange Agreement as discussed below (See Securities Exchange Agreement).

As of November 30, 2021 and May 31, 2021, the total unamortized debt discount related these Notes was $1,157,290 and $1,215,526, respectively. During the three months ended November 30, 2021 and 2020, the Company recorded amortization of debt discount totaling $243,882 and $162,212. During the six months ended November 30, 2021 and 2020, the Company recorded amortization of debt discount totaling $491,467 and $162,212. As of November 30, 2021, and May 31, 2021, the outstanding balance on these convertible notes was $1,833,334.

Covenants

As of November 30, 2021 and May 31, 2020, the Company was in compliance with all covenants and debt agreements except for Trillium and 3a where the Company was deemed to be in default. On January 29, 2021, the Company and the investors (Trillium and 3a) entered into a waiver agreement which waived any and all defaults underlying the 3a, Trillium and 3a SPA’s and the Trillium and 3a Notes for a period of six months. Subsequently, the Company signed the Securities Exchange Agreement extending this waiver until a Termination Date event as described below.

Securities Exchange Agreements

On August 4, 2021, the Company entered into a securities exchange agreement (the “Exchange Agreement”) with the investors (Trillium and 3a) holding the above listed notes and warrants of the Company (each, including its successors and assigns, a “Holder” and collectively the “Holders”). Pursuant to the Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire the New Securities (as defined herein) in exchange for the Surrendered Securities (the “Old Notes” defined as October and January Notes and Warrants in the Exchange Agreement). “New Securities” means a number of Exchange Shares (as defined in the Exchange Agreement) determined by applying the Exchange Ratio (as defined in the Exchange Agreement) upon consummation of a registered public offering of shares of the Company’s Common Stock (and warrants if included in such financing), at a valuation of not less than $200,000,000.00 pre-money, pursuant to which the Company receives gross proceeds of not less than $20,000,000 and the Company’s Trading Market is a National Securities Exchange (the “Qualified Financing”).

To extent that any events that have occurred prior to the date hereof that could have resulted in an event of default under the Old Notes the Holders hereby waive the occurrence of any such event of default. From the date hereof through the earlier of date of (i) the Closing of the Exchange, or (ii) the Termination Date, the Holders agree to forebear from declaring any such event of default and further agree that will not take any steps to collect on the Old Notes and collect any liquidated damages owed under the Old Registration Rights Agreement (“RRA”). In the event the Exchange closes on or before the Termination Date, the defaults under the Old Notes will be permanently waived and any liquidated damages accrued under the Old RRAs will be forgiven. If the Exchange does not close on or before the Termination Date, the Company will be required to pay all the liquidated damages accrued under the Old RRAs as if this Agreement was never executed and the Holders will be entitled to all of the rights and remedies under the Old Transaction Documents.

Amended Securities Exchange Agreement

On December 10, 2021, Unique Logistics International, Inc. (the “Company”) entered into an amended securities exchange agreement (See Subsequent Event Note 11)

Upon effectiveness of the Amended Exchange Agreement, the Company no longer has any outstanding convertible notes or warrants.

Future maturities related to the above promissory notes, notes payable and convertible notes are as follows:

Twelve Months Ending November 30,
2022	$3,918,339
2023	4,469,496
8,387,834
Less: current portion	(3,918,339)
Less: unamortized discount	(1,656,792)
$2,812,704

7.	FINANCING ARRANGEMENTS

Financing arrangements on the consolidated balance sheets consists of:

	May 31, 2021	May 31, 2020

Promissory notes (PPP Program)	$358,236	$1,646,062
Promissory notes (EIDL)	150,000	-
Notes payable	2,528,886	2,325,000
Convertible notes – net of discount of $1,607,283	2,441,551	-
	5,478,673	3,971,062
Less: current portion	(2,285,367)	(1,476,642)
	$3,193,306	$2,494,420

Paycheck Protection Program Loans

The Company’s wholly-owned subsidiaries received proceeds under the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provided for loans to qualifying business for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The PPP Loan (“Note”) and accrued interest are forgivable after twenty-four weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities and maintains its payroll levels. The amount of forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period.

During April and May 2020, the UL US Entities received aggregate proceeds of $1,646,062 through this program. The promissory notes mature for dates ranging from April 2022 through May 2022. As of May 31, 2021 and 2020, the outstanding balance due under these promissory notes was $358,236 and $1,646,062, respectively.

The interest rate on the above PPP notes is 1.0% per annum, with interest accruing on the unpaid principal balance computed on the basis of the actual number of days elapsed in a year of 360 days. No payments of principal or interest are due during the six-month period beginning on the date of the Note (“Deferral Period”).

As noted above, the principal and accrued interest under the Note evidencing the PPP Loans are forgivable after twenty-four weeks as long the Company has used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the twenty-four-week period. The Company used the proceeds for purposes consistent with the PPP. In order to obtain full or partial forgiveness of the PPP Loan, the Company must request forgiveness and must provide satisfactory documentation in accordance with applicable Small Business Administration (“SBA”) guidelines. Interest payable on the Note may be forgiven only if the SBA agrees to pay such interest on the forgiven principal amount of the Note. The Company will be obligated to repay any portion of the principal amount of the Note that is not forgiven, together with interest accrued and accruing thereon at the rate set forth above, until such unforgiven portion is paid in full.

Beginning one month following expiration of the Deferral Period and continuing monthly until 24 months from the date of the Note (the “Maturity Date”), the Company is obligated to make monthly payments of principal and interest to the Lender with respect to any unforgiven portion of the Note, in such equal amounts required to fully amortize the principal amount outstanding on the Note as of the last day of the Deferral Period by the Maturity Date. The Company is permitted to prepay the Note at any time without payment of any premium.

During January 2021, the PPP notes, which were assumed without recourse in the May 2020 acquisition (see Note 2) were utilized for eligible purposes under the terms of the agreements and were forgiven after the expiration of the twenty four week period discussed above. The total amount forgiven was $1,646,062 and is included in gain on forgiveness of promissory notes on the consolidated statements of operations.

On March 9, 2021, the Company was granted an SBA loan (the “Loan”) by Century Bank in the aggregate amount of $358,236, pursuant to the second round of the Paycheck Protection Program (the “PPP”) under the CARES Act. The Loan, which was in the form of a note, matures on March 5, 2026 and bears interest at a rate of 1% per annum. The Loan is payable in equal monthly installments after the Deferral Period which ends on the day of the Forgiveness Deadline. The Note may be prepaid by the Borrower at any time prior to maturity with no prepayment penalties. The funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, and utilities. The Company intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. As of May 31, 2021 and 2020, the outstanding balance due was $358,236 and $0, respectively, which is included in promissory notes on the consolidated balance sheets.

Economic Injury Disaster Loan

Pursuant to a certain Loan Authorization and Agreement (the “SBA Loan Agreement”) in June 2020, the Company securing a loan (the “EIDL Loan”) with a principal amount of the EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds advanced from the date of each advance. Installment payments, including principal and interest, are due monthly beginning June 2021. The balance of principal and interest is payable thirty years from the date of the SBA Note. As of May 31, 2021 and 2020, the outstanding balance due was $150,000 and $0, respectively, which is included in promissory notes on the consolidated balance sheets.

Notes Payable

On May 29, 2020, the Company entered into a $1,825,000 note payable as part of the acquisition related to UL ATL. The loan bears a zero percent interest rate and has a maturity of three years, or May 29, 2023. The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020. As of May 31, 2021 and 2020, the outstanding balance due under the note was $1,216,667 and $1,825,000, respectively.

On May 29, 2020, the Company entered into a non-compete, non-solicitation and non-disclosure agreement with a former owner of ATL. The amount payable under the agreement is $500,000 over a three-year period. The agreement calls for twenty-four monthly non-interest bearing payments of $20,833.33 with the first payment on June 29, 2020. As of May 31, 2021 and 2020, the outstanding balance due under the agreement was $250,004 and $500,000, respectively.

Promissory Note

On March 19, 2021 (the “Effective Date”), Unique Logistics International, Inc. (the “Company”) issued to an accredited investor (the “Investor”) a 10% promissory note in the principal aggregate amount of $1,000,000 (the “Note”). The Company received aggregate gross proceeds of $1,000,000. The purpose of the funds is to augment working capital resulting from a surge in business and new customer acquisition. The Note was to mature on the date that is thirty (30) days following the Effective Date (the “Maturity Date”). The Note bears interest at a rate of ten percent (10%) per annum (the “Interest Rate”). The Company may prepay the Note without penalty. On April 7, 2021, the “Company entered into an Amended and Restated Promissory Note (the “Amended and Restated Note”) with the Investor pursuant to which the Company and the Investor agreed to amend and restate in its entirety the Note. The Amended and Restated Note supersedes and replaces the Note. The Amended and Restated Note is in the principal aggregate amount of $1,000,000 and bears interest at a rate of a guaranteed 7.5% or Seventy-Five Thousand dollars ($75,000) at maturity. The Amended and Restated Note matures on June 15, 2021 (the “Maturity Date”), This Note was subsequently extended to October 15, 2021, and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The Company may prepay the Amended and Restated Note without penalty. The Amended and Restated Note contains certain events of default. In the event of a default, at its option and sole discretion, the Investor may consider the Amended and Restated Note immediately due and payable. Upon such an event of default, the interest rate increases to eighteen percent (18%) per annum. As of May 31, 2021 and 2020, the outstanding balance due under the agreement was $1,062,215 and $0, respectively.

Convertible Notes Payable

Trillium SPA

On October 8, 2020, the Company entered into a Securities Purchase Agreement (the “Trillium SPA”) with Trillium Partners (“Trillium”) pursuant to which the Company sold to Trillium (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “Trillium Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “Trillium Warrant”). The note was amended on October 14, 2020 to adjust the conversion price to $0.00179638 as noted below. The transaction with Trillium closed on October 19, 2020 upon receipt of the proceeds.

The Trillium Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time. The Trillium Note was subsequently extended to October 6, 2022 and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The conversion price of the Trillium Note shall be equal to $0.00179638 (the “Conversion Price”); provided, however, that in no instance shall the investor be entitled to convert at a price lower than $0.00119759 (the “Trillium Note Floor Price”) and in no instance shall Trillium be entitled to convert into such an amount of common stock that, together with all shares of common stock which have been previously converted, would equal greater than 13.8875% of the total issued and outstanding shares of common stock of the Company, subject to adjustment as provided herein, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Conversion Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.00119759.

Provided that the Company has satisfied all of the Equity Conditions (as defined in the Trillium Note) the Company may deliver a notice to Trillium an “Optional Redemption Notice”, of its irrevocable election to redeem some or all of the then outstanding principal or interest amount of the Trillium Note for cash in an amount equal to the Optional Redemption Amount as further described in the Trillium Note (the “Optional Redemption Amount”) on the 20th Trading Day following the Optional Redemption Notice.

The Trillium Warrant has a term of five years and may only be exercised on a cash basis at an “Exercise Price” equal to $0.001946, subject to adjustment (the “Exercise Price”); provided, however, that in no instance shall Trillium be entitled to at a price lower than $0.001946 (the “Floor Price”) and in no instance shall Trillium be entitled to exercise the Trillium Warrant into such an amount of common stock that, together with all shares of Common Stock which have been previously exercised by Trillium, would equal greater than 8.546% of the total issued and outstanding shares of common stock of the Company, subject to adjustment, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Exercise Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.001946.

The original issue discount of $111,000 will be amortized to interest expense over the life of the note. In addition, the Company paid legal fees of $50,000 which will be amortized to interest expense over the life of the note. As discussed below, the note was amended on October 14, 2020 at which point all unamortized discount was written off.

The Company determined the fair value of the warrant and the beneficial conversion feature of the note using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders’ Equity. The warrant was valued at $563,341 and the beneficial conversion feature was originally valued at $65,453. Upon amendment of the note on October 14, 2020, the Company accounted for the modification as debt extinguishment and the Company recorded a loss on extinguishment of $1,147,856. In addition, the Company recorded a beneficial conversion feature with a value of $436,844 which was recorded to additional paid in capital. See assumptions used for fair value calculation below.

There was no unamortized debt discount related to the Trillium SPA as of May 31, 2021. During the year ended May 31, 2021, the Company recorded amortization of debt discount totaling $13,054 until amendment of the note as discussed above.

On April 12, 2021, a noteholder converted $63,692 in convertible notes into 35,455,872 shares of the Company’s common stock at a rate of $0.00179638 per share.

As of May 31, 2021, the outstanding balance on the Trillium Note was $1,104,500 and the Company was deemed in default. On January 29, 2021, the Company and Trillium entered into a waiver agreement which waived any and all defaults underlying the Trillium SPA and the Trillium Note for a period of six months.

3a SPA

On October 14, 2020, the Company entered into a Securities Purchase Agreement (the “3a SPA”) with 3a Capital Establishment (“3a”) pursuant to which the Company sold to 3a (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $1,111,000 (the “3a Note”) realizing gross proceeds of $1,000,000 (the “Proceeds”) and (ii) a warrant to purchase up to 570,478,452 shares of the Company’s common stock at an exercise price of $0.001946, subject to adjustment as provided therein (the “3a Warrant”). The transaction with 3a closed on October 19, 2020 upon receipt of the Proceeds.

The 3a Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time. The 3a Note was subsequently extended to October 6, 2022 and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The conversion price of the 3a Note shall be equal to $0.00179638 (the “Conversion Price”); provided, however, that in no instance shall the investor be entitled to convert at a price lower than $0.00119759 (the “3a Note Floor Price”) and in no instance shall 3a be entitled to convert into such an amount of common stock that, together with all shares of common stock which have been previously converted, would equal greater than 13.8875% of the total issued and outstanding shares of common stock of the Company, subject to adjustment as provided herein, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Conversion Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.00119759.

Provided that the Company has satisfied all of the Equity Conditions (as defined in the 3a Note) the Company may deliver a notice to 3a an “Optional Redemption Notice”, of its irrevocable election to redeem some or all of the then outstanding principal or interest amount of the 3a Note for cash in an amount equal to the Optional Redemption Amount as further described in the 3a Note (the “Optional Redemption Amount”) on the 20th Trading Day following the Optional Redemption Notice.

The 3a Warrant has a term of five years and may only be exercised on a cash basis at an “Exercise Price” equal to $0.001946, subject to adjustment (the “Exercise Price”); provided, however, that in no instance shall 3a be entitled to at a price lower than $0.001946 (the “Floor Price”) and in no instance shall 3a be entitled to exercise the 3a Warrant into such an amount of common stock that, together with all shares of Common Stock which have been previously exercised by 3a, would equal greater than 8.546% of the total issued and outstanding shares of common stock of the Company, subject to adjustment, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Exercise Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.001946.

The original issue discount of $111,000 will be amortized to interest expense over the life of the note.

The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. The warrant had a grant date fair value of $563,156 and the beneficial conversion feature was valued at $436,844.

There was total unamortized debt discount related to the 3a SPA of $391,757 as of May 31, 2021. During the year ended May 31, 2021, the Company recorded amortization of debt discount totaling $719,243.

If the Company or any subsidiary thereof, as applicable, at any time while the Trillium Note or the 3a Note are outstanding, shall sell or grant any option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any common stock or common stock equivalents, at an effective price per share less than the Conversion Price then in effect other than in respect of an Exempt Issuance (as defined therein) (such lower price, the “Base Share Price” and such issuances collectively, a “Dilutive Issuance”), then simultaneously with the consummation of each Dilutive Issuance, the Conversion Price shall be reduced and only reduced to equal the Base Share Price. Such adjustment shall be made whenever such common stock or common stock equivalents are issued.

As of May 31, 2021, the outstanding balance on the 3a Note was $1,111,000 and the Company was deemed in default. On January 29, 2021, the Company and 3a entered into a waiver agreement which waived any and all defaults underlying the 3a SPA and the 3a Note for a period of six months.

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model, using the following assumptions during the year ended May 31, 2021:

Estimated dividends	None
Expected volatility	38.5%
Risk free interest rate	0.30 – 0.33%
Expected term	5 years

Trillium and 3a

On January 28, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Trillium Partners LP (“Trillium”) and 3a Capital Establishment (“3a” together with Trillium, the “Investors”) pursuant to which the Company sold to each of the Investors (i) a 10% secured subordinated convertible promissory note in the principal aggregate amount of $916,666 or $1,833,333 in the aggregate (each a “Note” and together the “Notes”) realizing gross proceeds of $1,666,666 (the “Proceeds”).

The Notes mature on January 28, 2022 (the “Maturity Date”) and are convertible at any time. The conversion price of the Note is $0.0032 (the “Conversion Price”). These Notes were subsequently extended to January 28, 2023 and are subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13).

The original issue discount of $166,667 will be amortized to interest expense over the life of the note.

The Company determined the fair value of the warrant using the Black-Scholes model and recorded an adjustment to the carrying value of the note liability with an equal and offsetting adjustment to Stockholders Equity. beneficial conversion feature for both Notes was valued at $1,666,666

There was total unamortized debt discount related to the Notes of $1,215,526 as of May 31, 2021. During the year ended May 31, 2021, the Company recorded amortization of debt discount totaling $617,808

Provided that the Company has satisfied all of the Equity Conditions (as defined in the Notes) the Company may deliver a notice to the Investors (an “Optional Redemption Notice”, of its irrevocable election to redeem some or all of the then outstanding principal or interest amount of the Notes for cash in an amount equal to the Optional Redemption Amount as further described in the Notes (the “Optional Redemption Amount”) on the 20th Trading Day following the Optional Redemption Notice.

If the Company or any subsidiary thereof, as applicable, at any time while the Notes are outstanding, shall sell or grant any option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any common stock or common stock equivalents, at an effective price per share less than the Conversion Price then in effect other than in respect of an Exempt Issuance (as defined therein) (such lower price, the “Base Share Price” and such issuances collectively, a “Dilutive Issuance”), then simultaneously with the consummation of each Dilutive Issuance the Conversion Price shall be reduced and only reduced to equal the Base Share Price. Such adjustment shall be made whenever such common stock or common stock equivalents are issued.

Additionally, while the Notes remain outstanding the Company shall not, without prior written approval from Investors, enter into a Variable Rate Transaction (as defined in the Notes). Further, as long as the Notes remain outstanding, upon any issuance by the Company of common stock, common stock equivalents or other indebtedness or other securities, whether for cash consideration or a combination of units thereof (a “Subsequent Financing”), the Investors shall have the right to participate up to is Pro Rata Portion (as defined in the Purchase Agreement) of a percentage of such Subsequent Financing equal to, in the aggregate, one hundred percent (100%) in case of any offering on the same terms, conditions and price provided for in the Subsequent Financing.

In connection with the issuance of the Notes, the Company entered into a Security Agreement (the “Security Agreement”) by and among the Company, certain wholly owned subsidiaries of the Company (the “Guarantors”), as guarantors, and Trillium, whereby the Company and the Guarantors pledged and granted to Trillium for the benefit of the Investors, a lien on and security interest in all of the right, title and interest in substantially all of the assets of the Company and the Guarantors, subject to certain exceptions specified therein.

Additionally, in connection with the issuance of the Notes, the Company entered into a Guaranty Agreement (the “Guaranty Agreement”) by and among the Company, the Guarantors, and the Investors, whereby the Guarantors absolutely and unconditionally guarantee the payment by the Company of all amounts due with respect to the Notes and the performance by the Company of its obligations under the Notes.

In connection with the issuance of the Notes the Company and the Investor also entered into a registration rights agreement (“Registration Rights Agreement”) pursuant to which the Company has agreed to register the common stock underlying the Notes within a period of 180 days from the date of the Closing.

Further, on January 28, 2021, the Company and the Investors entered into a waiver (“Waiver”) waiving any and all defaults for a period of six months in connection with (i) the Purchase Agreement and Notes (ii) the securities purchase agreement (as modified from time to time, the “Trillium Purchase Agreement”), dated as of October 7, 2020 by and between the Company and Trillium providing for, among other things, the issuance at the applicable closing, (A) a 10% Secured Subordinated Convertible Promissory Note (as modified from time to time, the “Trillium Note”) and (B) Warrants to purchase shares of the Common Stock (as modified from time to time, the “Trillium Warrants”); and (iii) securities purchase agreement (as modified from time to time, the “3a Capital Purchase Agreement”), dated as of October 14, 2020 between the Company and 3a providing for, among other things, the issuance at the applicable closing, (A) a 10% Secured Subordinated Convertible Promissory Note (as modified from time to time, the “3a Note”) and (B) Warrants to purchase shares of the Common Stock (as modified from time to time, the “3a Warrants”). The Waiver is applicable to the January 2021 notes issued to Trillium and 3A.

The convertible notes are subordinated to Corefund Capital LLC (See Note 1, Accounts Receivable – Trade).

Future maturities related to the above promissory notes, notes payable and convertible notes are as follows:

Future Minimum Payments for the Twelve Months Ending May 31,
2022	$2,285,367
2023	4,665,938
2024	8,772
2025	8,772
2026	8,772
Thereafter	108,335
7,085,956
Less: current portion	(2,285,367)
Less: unamortized discount	(1,607,283)
$3,193,306